Basis of Presentation and Summary of Significant Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2025
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements for the three and nine months ended September 30, 2025 and the comparative financial information for the three and nine months ended September 30, 2024 and for the year ended December 31, 2024 include the accounts of the Company, based upon information of Paysafe Limited.

All intercompany transactions have been eliminated in consolidation. In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for the fair statement of the Company’s financial position, results of operations and cash flows have been included.

These unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial information pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). Accordingly, they do not include all of the information and notes required by GAAP for annual financial statements and should be read in conjunction with the audited consolidated financial statements for the year ended December 31, 2024 on Form 20-F filed on March 4, 2025.

The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reported period. Operating results for the three and nine months ended September 30, 2025 are not necessarily indicative of the results that may be expected for the year ending December 31, 2025 or any other interim period.

On February 28, 2025, the Company finalized a definitive agreement to sell substantially all of the assets related to its direct marketing payment processing business line, previously part of the Merchant Solutions segment (See Note 10). The income associated with this business prior to disposal is included in income from continuing operations as the sale of the business did not qualify as discontinued operations.

Disaggregation of Revenue

Disaggregation of Revenue

The Company provides payment solutions through two primary lines of business: Merchant Solutions and Digital Wallets. For each primary source of revenue within these business lines, the Company’s main performance obligation is to stand ready to provide payment services to merchants and consumers. Due to the concentration of economic factors, products and services in each of the business lines, the Company has presented disaggregated revenue at the segment level (See Note 16).

We do not have any material contract balances associated with our contracts with customers as of September 30, 2025 and December 31, 2024. The Company has elected to exclude disclosing any contracts with an original duration of one year or less and any variable consideration that meets specified criteria. The Company’s most significant performance obligations consist of variable consideration under a stand-ready series of distinct days of service, which typically represent all or almost all of the total transaction price for the related contract. The variable consideration that will be allocated to future days of service is not required to be disclosed as these days of services are wholly unsatisfied at the Company’s reporting date. The aggregate fixed consideration portion of customer contracts with an initial contract duration greater than one year is not material.

Significant accounting policies

Significant accounting policies

In December 2023, the FASB issued ASU 2023-08, Intangibles – Goodwill and Other – Crypto assets. This update provides guidance on the accounting for and disclosure of crypto assets by requiring that crypto assets that meet criteria defined by the ASU to 1) be measured at fair value separately from other intangible assets in the statement of financial position, 2) to present remeasurement separately from other changes in other intangible assets in the statement of comprehensive income, and 3) to enhance disclosure requirements related to the crypto assets, including providing roll-forward information of crypto asset holdings. This update is effective for fiscal years beginning after December 15, 2024, including interim periods within those fiscal years, with early adoption permitted. The Company adopted ASU 2023-08 on January 1, 2025 which did not have a material impact on the Company’s consolidated financial statements.

There have been no material changes in our significant accounting policies during the nine months ended September 30, 2025. A detailed discussion of our significant accounting policies is included within the audited consolidated financial statements for the year ended December 31, 2024 on Form 20-F filed on March 4, 2025.

Recently Adopted Accounting Pronouncements

Accounting Pronouncements not yet Adopted

Income Taxes

In December 2023, the FASB issued ASU 2023-09, which amends Income taxes (Topic 270). This update enhances annual income tax disclosure requirements, primarily by requiring public business entities to provide disclosures regarding the statutory tax rate and effective tax rate in tabular format with specific categories identified, and to provide additional disclosures for reconciling items that meet quantitative thresholds. This update is effective for annual periods beginning after December 15, 2024, with early adoption permitted. The Company expects to adopt this guidance in our December 31, 2025 annual financial statements and this guidance is not expected to have a material impact on the Company’s consolidated financial statements.

Disaggregation of Income Statement Expenses

In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40), which is intended to improve the disclosures about a public business entity's expenses and address requests from investors for more detailed information about the types of expenses in commonly presented expense captions. This update requires public business entities to expand disclosures about specific expense categories in the notes to the financial statements, including inventory, employee compensation, depreciation, and intangible asset amortization, among others. This update is effective for annual periods beginning after December 15, 2026 and for interim reporting periods beginning after December 15, 2027, with early adoption permitted. The Company is evaluating the impact of the adoption of this update on the consolidated financial statements.

Financial Instruments - Credit Losses

In July 2025, the FASB issued ASU 2025-05, Financial Instruments - Estimated Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. This update allows entities to elect a practical expedient when developing reasonable and supportable forecasts as part of estimating expected credit losses that assumes that current conditions as of the balance sheet date do not change for the remaining life of the asset. This update is effective for annual periods beginning after December 15, 2025, and for interim reporting periods within those annual reporting periods, with early adoption permitted. The Company expects to adopt this guidance on January 1, 2026 and this guidance is not expected to have a material impact on the Company's consolidated financial statements.

Intangibles - Goodwill and Other - Internal Use Software

In September 2025, the FASB issues ASU 2025-06, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software. This update removes all references to software development project stages and requires entities to start capitalizing software costs when both of the following occur: (i) management has authorized and committed to funding the software project and (ii) it is probable that the project will be completed and the software will be used to perform the function intended. This update is effective for annual periods beginning after December 15, 2027, and for interim periods within those annual periods, with early adoption permitted. The Company is evaluating the impact of the adoption of this update on our consolidated financial statements